Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class L
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional Government Reserves
Class Name	Class L
Trading Symbol	LWPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional Government Reserves for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class L1	$20	0.19%
[1],[2]
Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.19%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the seven-day current yield for Class L shares of Western Asset Institutional Government Reserves was 5.17% and the seven-day effective yield was 5.30%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was positively impacted by an extension of its weighted average maturity (WAM), and weighted average life (WAL) during the period. The maturity extension positioned the Fund well as yields fell in anticipation of a greater likelihood of the U.S. Federal Reserve moving towards a more accommodative policy stance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 13,146,846,893
Holdings Count | $ / shares	137	[3]
Advisory Fees Paid, Amount	$ 20,074,773
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,146,846,893
Total Number of Portfolio Holdings*	137
Total Management Fee Paid	$20,074,773
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional Government Reserves
Class Name	Institutional Shares
Trading Symbol	INGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional Government Reserves for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares[1]	$17	0.17%
[4],[5]
Expenses Paid, Amount	$ 17	[4]
Expense Ratio, Percent	0.17%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the seven-day current yield for Institutional Shares shares of Western Asset Institutional Government Reserves was 5.19% and the seven-day effective yield was 5.32%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was positively impacted by an extension of its weighted average maturity (WAM), and weighted average life (WAL) during the period. The maturity extension positioned the Fund well as yields fell in anticipation of a greater likelihood of the U.S. Federal Reserve moving towards a more accommodative policy stance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 13,146,846,893
Holdings Count | $ / shares	137	[6]
Advisory Fees Paid, Amount	$ 20,074,773
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,146,846,893
Total Number of Portfolio Holdings*	137
Total Management Fee Paid	$20,074,773
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Investor Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional Government Reserves
Class Name	Investor Shares
Trading Symbol	LGRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional Government Reserves for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares[1]	$23	0.22%
[7],[8]
Expenses Paid, Amount	$ 23	[7]
Expense Ratio, Percent	0.22%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the seven-day current yield for Investor Shares shares of Western Asset Institutional Government Reserves was 5.14% and the seven-day effective yield was 5.27%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was positively impacted by an extension of its weighted average maturity (WAM), and weighted average life (WAL) during the period. The maturity extension positioned the Fund well as yields fell in anticipation of a greater likelihood of the U.S. Federal Reserve moving towards a more accommodative policy stance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 13,146,846,893
Holdings Count | $ / shares	137	[9]
Advisory Fees Paid, Amount	$ 20,074,773
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,146,846,893
Total Number of Portfolio Holdings*	137
Total Management Fee Paid	$20,074,773
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
*	Reflects holdings of Government Portfolio.

[4]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[6]
*	Reflects holdings of Government Portfolio.

[7]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]
*	Reflects holdings of Government Portfolio.